Benefit Plans (Fair Value of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount			$ 1,363
U S And International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Percentage of Investment in Securities	61.00%		60.00%
U S And International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Percentage of Investment in Securities	24.00%		24.00%
Investment Funds Holding Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Percentage of Investment in Securities	8.00%		9.00%
Real Estate And Other Money Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Percentage of Investment in Securities	7.00%		7.00%
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,164		4,419	[1]
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,707		1,492	[1]
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6,871		5,911
Pension [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	608		420
Pension [Member] | U.S. securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	119		106
Pension [Member] | International securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,280		1,129
Pension [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4,508	[2]	3,805	[1],[3]
Pension [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	317		411
Pension [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2		3
Pension [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	37		37
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,164		4,419
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	608		420
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | U.S. securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	119		106
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,280		1,129
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,805	[2]	2,313	[1],[3]
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	313		411
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2		3
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	37		37
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,707		1,492
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,703	[2]	1,492	[1],[3]
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | International government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 4

[1]	Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.
[2]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 61% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 8% are invested in corporate bonds, and 7% are invested in real estate and other money markets.
[3]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.